Financial instruments and risk management (Schedule of Gains or Losses Related to Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Derivative Instruments by Risk Exposure [Abstract]
Interest income	€ 972	€ 1,989	€ 2,902
Interest expense	(2,943)	(12,113)	(13,497)
Accretion interest expense convertible notes at amortized value	0	(4,469)	(4,401)
Loss resulting from early extinguishment of debt	0	(2,209)	(824)
Losses Foreign currency exchange, net	(8,158)	(3,957)
Addition to allowance for doubtful accounts receivable	€ (377)	€ (2,825)